Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$449,708.65

Principal:
Principal Collections	$8,281,543.33
Prepayments in Full	$3,136,927.08
Liquidation Proceeds	$83,889.80
Recoveries	$41,021.80
Sub Total	$11,543,382.01
Collections	$11,993,090.66

Purchase Amounts:
Purchase Amounts Related to Principal	$192,513.08
Purchase Amounts Related to Interest	$982.19
Sub Total	$193,495.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,186,585.93

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,186,585.93
Servicing Fee	$111,930.27	$111,930.27	$0.00	$0.00	$12,074,655.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,074,655.66
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,074,655.66
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,074,655.66
Interest - Class A-4 Notes	$25,597.23	$25,597.23	$0.00	$0.00	$12,049,058.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,049,058.43
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$11,992,450.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,992,450.60
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$11,950,296.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,950,296.27
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$11,893,436.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,893,436.94
Regular Principal Payment	$11,359,097.09	$11,359,097.09	$0.00	$0.00	$534,339.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$534,339.85
Residual Released to Depositor	$0.00	$534,339.85	$0.00	$0.00	$0.00
Total		$12,186,585.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,359,097.09
Total					$11,359,097.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,359,097.09	$103.08	$25,597.23	$0.23	$11,384,694.32	$103.31
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$11,359,097.09	$7.57	$181,218.72	$0.12	$11,540,315.81	$7.69

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$27,672,683.66	0.2511133	$16,313,586.57	0.1480362
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$130,602,683.66	0.0870841	$119,243,586.57	0.0795100

Pool Information
Weighted Average APR	4.147%	4.175%
Weighted Average Remaining Term	19.46	18.76
Number of Receivables Outstanding	18,067	17,176
Pool Balance	$134,316,325.81	$122,546,301.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$130,602,683.66	$119,243,586.57
Pool Factor	0.0879610	0.0802530

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$3,302,714.95
Targeted Overcollateralization Amount	$3,302,714.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,302,714.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$75,151.00
(Recoveries)		105	$41,021.80
Net Loss for Current Collection Period			$34,129.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3049%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3343%
Second Preceding Collection Period			0.0997%
Preceding Collection Period			0.1524%
Current Collection Period			0.3189%
Four Month Average (Current and Preceding Three Collection Periods)			0.2263%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,346	$10,994,051.75
(Cumulative Recoveries)			$2,272,664.11
Cumulative Net Loss for All Collection Periods			$8,721,387.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5711%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,056.50
Average Net Loss for Receivables that have experienced a Realized Loss			$1,631.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.21%	379	$3,931,349.65
61-90 Days Delinquent	0.40%	39	$495,984.80
91-120 Days Delinquent	0.05%	9	$67,286.87
Over 120 Days Delinquent	0.53%	42	$650,672.71
Total Delinquent Receivables	4.20%	469	$5,145,294.03

Repossession Inventory:
Repossessed in the Current Collection Period		6	$75,940.03
Total Repossessed Inventory		12	$150,508.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3858%
Preceding Collection Period			0.4373%
Current Collection Period			0.5240%
Three Month Average			0.4490%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer